Share-based Payments - Schedule of Stock Options and Awards (Details 1)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
1st Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual lives		5 years 6 months	6 years 6 months
2nd to 46th Trust-type Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual lives	7 years	8 years	9 years
47th Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual lives	9 years 1 month 6 days
48th Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual lives	9 years 1 month 6 days
49th Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual lives	19 years 2 months 12 days
Phantom stock awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual lives	8 years 4 months 24 days	8 years	9 years